United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year of Quarter Ended: 6/30/00

Check here if Amendment {    }; Amendment Number: _________
  This Amendment  (Check only one.):  [    ]  is a restatement
				          	  [    ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: 	Roffman Miller Associates Inc.
Address: 	Eleven Penn Center
		1835 Market Street, Suite 500
		Philadelphia, PA 19103

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Paulette Greenwell
Title:	Associate
Phone:	215-981-1030
Signature, Place, and Date of Signing:

	Paulette Greenwell,  Philadelphia, PA     July 26, 2000

Report Type  ( Check Only One.):
[  x   ]  		3F HOLDINGS REPORT
[      ]		13F NOTICE
[      ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE

Report summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total:  71

Form 13F Information Table Entry Total:  $88,673
					         (thousands)












Form 13F Imformation Table

















Column 1
Column
2
Column 3
Column 4
Column
5
Column
6
Column
7
Column 8












TITLE









OF

VALUE
SHARES/
SH/ PT/
INVSTMT
OTHER
VOTING AUTHORITY

NAME OF ISSUER
CLASS
CUSIP
(x$1000)
PRN AMT
PRN CALL
DSCRETN
MNGS
SOLE SHARED NONE


VIACOM INC
CL B
925524 30 8
$5,814
85,260
sh
sole
none
            x

CISCO SYS INC
COM
17275R 10 2
$5,054
79,512
sh
sole
none
            x

INTERNATIONA BUSINESS MACHS
COM
459200 10 1
$4,635
42,301
sh
sole
none
            x

GENERAL ELEC CO
COM
369604 10 3
$3,839
72,425
sh
sole
none
            x

FDX CORP
COM
31304N 10 7
$3,463
91,121
sh
sole
none
            x

AFLAC INC
COM
001055 10 2
$3,285
71,500
sh
sole
none
            x

PERKINELMER INC.
COM
714046 10 9
$3,200
48,400
sh
sole
none
            x

MERCK & CO INC
COM
589331 10 7
$2,944
38,424
sh
sole
none
            x

PFIZER INC
COM
717081 10 3
$2,640
54,994
sh
sole
none
            x

JOHNSON & JOHNSON
COM
478160 10 4
$2,349
23,060
sh
sole
none
            x

PEPSICO INC
COM
713448 10 8
$2,159
48,586
sh
sole
none
            x

BOEING CO
COM
097023 10 5
$2,006
47,975
sh
sole
none
            x

HSB GOUP INC
COM
40428N 10 9
$1,903
61,137
sh
sole
none
            x

GENERAL GROWTH PPTYS INC
COM
370021 10 7
$1,888
59,476
sh
sole
none
            x

DETLA AIR LINES INC DEL
COM
247361 10 8
$1,801
35,614
sh
sole
none
            x

GENERAL MTRS CORP
COM
370442 10 5
$1,770
30,493
sh
sole
none
            x

ABBOT LABS
COM
002824 10 0
$1,758
39,440
sh
sole
none
            x

LUCENT TECHNOLOGIES INC
COM
549463 10 7
$1,755
29,628
sh
sole
none
            x

EXXON MOBIL CORP
COM
30231G 10 2
$1,468
18,696
sh
sole
none
            x

E TOWN
COM
269242 10 3
$1,418
21,342
sh
sole
none
            x

MEDTRONIC INC
COM
585055 10 6
$1,397
28,038
sh
sole
none
            x

GOODRICH B F CO
COM
382388 10 6
$1,378
40,460
sh
sole
none
            x

BESTFOODS
COM
08658U 10 1
$1,362
19,665
sh
sole
none
            x

SARA LEE CORP
COM
803111 10 3
$1,341
69,445
sh
sole
none
            x

BP AMOCO PLC
SPONSOR
ED ADR
055622 10 4
$1,295
22,902
sh
sole
none
            x

BELLSOUTH CORP
COM
079860 10 2
$1,243
29,170
sh
sole
none
            x

PITNEY BOWES
COM
724479 10 0
$1,197
29,925
sh
sole
none
            x

BLACK & DECKER CORP
COM
091797 10 0
$1,194
30,360
sh
sole
none
            x

BELL ATLANTIC CORP
COM
077853 10 9
$1,181
23,249
sh
sole
none
            x

COMPAQ COMPUTER CORP
COM
204493 10 0
$1,106
43,259
sh
sole
none
            x

HERSHEY FOODS CORP
COM
427866 10 8
$1,045
21,547
sh
sole
none
            x

TELLABS INC
COM
879664 10 0
$981
14,330
sh
sole
none
            x

MOTOROLA INC
COM
620076 10 9
$960
33,030
sh
sole
none
            x

ASTRAZENECA PLC
SPONSOR
ED ADR
046353 10 8
$932
20,040
sh
sole
none
            x

XEROX CORP
COM
984121 10 3
$923
44,505
sh
sole
none
            x

BELDEN INC
COM
077459 10 5
$850
33,170
sh
sole
none
            x

COMMERCE BANCORP INC NJ
COM
200519 10 6
$731
15,888
sh
sole
none
            x

PROCTOR & GAMBLE CO
COM
742718 10 9
$721
12,595
sh
sole
none
            x

ROYAL DUTCH PETE CO
NY REG
GLD
1.25
780257 80 4
$649
10,535
sh
sole
none
            x

UNISYS CORP
COM
909214 10 8
$633
43,445
sh
sole
none
            x

CMS ENERGY CORP
COM
125896 10 0
$632
28,550
sh
sole
none
            x

BRISTOL MYERS SQUIBB CO
COM
110122 10 8
$601
10,323
sh
sole
none
            x

ARTESIAN RESOURCES CORP
CL A
043113 20 8
$596
25,906
sh
sole
none
            x

ELAN PLC
ADR
284131 20 8
$585
12,080
sh
sole
none
            x

INTEL CORPORATION
COM
458140 10 0
$580
4,339
sh
sole
none
            x

HOME DEPOT INC
COM
437076 10 2
$578
11,583
sh
sole
none
            x

PHILIP MORRIS COS INC
COM
718154 10 7
$566
21,295
sh
sole
none
            x

TEXTRON INC
COM
883203 10 1
$549
10,105
sh
sole
none
            x

SAFEWAY INC
COM NEW
786514 20 8
$544
12,065
sh
sole
none
            x

VALLEY NATIONAL BANK
COM
919794 10 7
$533
21,919
sh
sole
none
            x

DU PONT EI DE NEMOURS & CO
COM
263534 10 9
$503
11,490
sh
sole
none
            x

MICROSOFT
COM
594918 10 4
$492
6,155
sh
sole
none
            x

GILLETTE CO
COM
375766 10 2
$466
13,340
sh
sole
none
            x

NISOURCE INC
COM
65473P 10 5
$463
24,882
sh
sole
none
            x

EMC CORP MASS
COM
268648 10 2
$396
5,152
sh
sole
none
            x

WORLDCOM INC GA NEW
COM
98157D 10 6
$368
8,029
sh
sole
none
            x

O M GROUP INC.
COM
670872 10 0
$349
7,935
sh
sole
none
            x

WASHINGTON REAL ESTATE INVT
SH BEN
INT
939653 10 1
$345
19,280
sh
sole
none
            x

UNIVERSAL FST PPRODS INC
COM
913543 10 4
$325
23,603
sh
sole
none
            x

RPM INC OHIO
COM
749685 10 3
$280
27,676
sh
sole
none
            x

FORTUNE BRANDS INC
COM
349631 10 1
$273
11,840
sh
sole
none
            x

DELPHI AUTOMOTIVE SYS CORP
COM
247126 10 5
$272
18,662
sh
sole
none
            x

HELMERICH & PAYNE INC
COM
423452 10 1
$271
7,250
sh
sole
none
            x

OTTER TAIL PWR CO
COM
689648 10 3
$255
12,140
sh
sole
none
            x

WALLMART
COM
931142 10 3
$248
4,306
sh
sole
none
            x

SCHWAB CHARLES CORP NEW
COM
808513 10 5
$244
7,249
sh
sole
none
            x

SBC COMMUNICATIONS INC
COM
78387G 10 3
227
5,260
sh
sole
none
            x

UNIVERSAL FOODS CORP
COM
913538 10 4
$225
12,163
sh
sole
none
            x

SUN MICROSYSTEMS INC
COM
866810 10 4
$221
2,435
sh
sole
none
            x

DISNEY WALT CO
COM
DISNEY
254687 10 6
$217
5,588
sh
sole
none
            x

FINOVA GROUP INC
COM
317928 10 9
$201
15,440
sh
sole
none
            x
